Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Insurance brokerage commissions		$ 542,795	$ 959,299	$ 2,648,119
Securities brokerage commissions and fees		3,188,684	1,890,502	2,210,915
Market making commissions and fees		4,324,650	4,940,623	11,056,431
Interest income		1,351,318	138,799	757,677
Trading gains		15,444,919	1,833,875	1,782,750
Cryptocurrency mining revenue		1,726,249
Other income		479,870	467,037	70,958
Gross profit		27,058,485	10,230,135	18,526,850
Expenses
Commissions and fees		3,317,692	1,845,994	3,355,205
Compensation and benefits		4,069,203	3,802,793	2,430,636
Occupancy		778,881	683,160	591,936
Communication and technology		1,929,981	1,454,050	823,433
Cost of crypto mining		1,163,846
General and administrative		2,016,582	2,264,318	692,648
Professional fees		3,836,817	1,565,834	761,238
Research and development		1,205,040
Services fees		3,574,579	833,864	384,840
Interest		1,608,100	183,157	731,812
Depreciation		916,916	40,556	52,852
Marketing		913,675	651,324	55,378
Payment service charge		(181,249)	245,030	355,585
Unrealized loss on equity securities		1,916,033
Change in fair value of option liabilities		149,740
Change in fair value of warrant liabilities		470,804	(777,266)
Other operating		144,175	11,464	10,463
Total operating expenses		27,830,815	12,804,278	10,246,026
(Loss) income before income taxes		(772,330)	(2,574,143)	8,280,824
Income tax expense		(54,367)	(1,316)	(64,472)
Net (loss) income		(826,697)	(2,575,459)	8,216,352
Net loss attributable to non-controlling interests		849,479
Net income (loss) attributable to LGHL		22,782	(2,575,459)	8,216,352
Deemed dividend on the effect of the down round features		(6,354,500)
Dividends and deemed dividends on preferred shares		(1,810,204)
Net (loss) income attributable to LGHL ordinary shareholders		$ (8,141,922)	$ (2,575,459)	$ 8,216,352
(Loss) earnings per share for both Class A and Class B – basic and diluted(i) (in Dollars per share)	[1]	$ (0.27)	$ (0.25)	$ 1.16
Class A Ordinary Shares
Expenses
Weighted average Class A ordinary shares outstanding – basic and diluted(i) (in Shares)	[1]	26,046,212	6,180,795	3,140,388
Class B Ordinary Shares
Expenses
Weighted average Class B ordinary shares outstanding – basic and diluted(i) (in Shares)	[1]	4,041,875	3,962,294	3,949,993

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.